Note 4 - Revenue and Segmental Information - Revenue by Geographic Location (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 13,617	$ 40,411	$ 47,986	$ 39,036
Australia 1 [Member]
Statement Line Items [Line Items]
Revenue	13,507	39,018	47,983	37,889
United States 1 [member]
Statement Line Items [Line Items]
Revenue	110	0	0	1,147
The Netherlands [Member]
Statement Line Items [Line Items]
Revenue	0	1,393	0	0
United Kingdom 1 [member]
Statement Line Items [Line Items]
Revenue	$ 0	$ 0	$ 3	$ 0